Deposits and obligations - Summary of time deposits classified by maturity (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	S/ 12,866,602	S/ 10,954,233
Up to 1 month [member]
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	2,797,703	4,679,045
From 1 to 3 months [member]
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	1,973,288	2,205,213
From 3 months to 1 year [member]
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	6,788,680	3,430,805
From 1 to 5 years [member]
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	1,023,473	377,889
Over 5 years [member]
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	S/ 283,458	S/ 261,281